Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Less: current portion		$ (12,364,000)		$ (7,503,000)
Long-term debt, excluding current portion		3,067,187,000		2,907,083,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt		3,079,551,000		2,914,586,000
Less: current portion		(12,364,000)		(7,503,000)
Long-term debt, excluding current portion		$ 3,067,187,000		2,907,083,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.61%	4.61%
Par value	$ 785,669,000
Long-term debt	$ 623,223,000		$ 362,992,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.27%	10.27%
Par value	$ 33,568,000
Long-term debt	$ 26,709,000		$ 26,514,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.09%	4.09%
Par value		$ 1,225,000,000
Long-term debt		$ 1,217,797,000		521,784,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	5.98%	5.98%
Par value		$ 227,000,000
Long-term debt		$ 246,560,000		129,743,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	4.95%	4.95%
Par value		$ 752,500,000
Long-term debt		$ 772,871,000		98,720,000
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities (a)
Debt Instrument [Line Items]
Long-term debt		$ 51,827,000		180,939,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities (b)
Debt Instrument [Line Items]
Long-term debt		134,988,000		1,593,894,000
Revolving Credit Facility | Senior Unsecured Notes | Commercial Paper
Debt Instrument [Line Items]
Long-term debt		$ 5,576,000		$ 0